Common Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Schedule of Reserved Shares of Common Stock for Issuance, on an as-Converted Basis
The Company has reserved the following shares of common stock for issuance, on an as-converted
basis, as follows:

	June 30, 2021	December 31, 2020
Stock incentive plans	5,219,804	2,786,345
Redeemable convertible preferred stock	–	12,605,800
Convertible notes	–	–
Redeemable convertible preferred stock warrants	–	229,034

Total	5,219,804	15,621,179

The Company has reserved the following shares of common stock for issuance, on an as-converted
basis, as follows:

	December 31,
	2019	2020
Stock incentive plans	2,585,294	2,786,345
Redeemable convertible preferred stock	12,539,109	12,605,800
Redeemable convertible preferred stock warrants	193,583	229,034

Total	15,317,986	15,621,179